UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2007

                   Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


AllianceBernstein Wealth Appreciation Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios -
   Equity - 99.8%
Global Real Estate Investment Portfolio              11,240,686   $  165,462,901
International Growth Portfolio                       16,766,530      218,803,221
International Value Portfolio                        14,719,676      219,911,962
Small-Mid Cap Growth Portfolio                        9,232,412      121,036,917
Small-Mid Cap Value Portfolio                         9,983,707      120,603,181
U.S. Large Cap Growth Portfolio                      32,709,463      387,607,131
U.S. Value Portfolio                                 31,693,142      387,607,131
                                                                  --------------
Total Investments - 99.8%
   (cost $1,345,284,194)                                           1,621,032,444
Other assets less liabilities - 0.2%                                   3,719,881
                                                                  --------------
Net Assets - 100.0%                                               $1,624,752,325
                                                                  --------------

AllianceBernstein Balanced Wealth Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
MUTUAL FUNDS - 99.7%
The AllianceBernstein Pooling Portfolios -
   Equity - 64.9%
Global Real Estate Investment Portfolio              15,367,584   $  226,210,840
International Growth Portfolio                       14,050,438      183,358,212
International Value Portfolio                        12,277,694      183,428,741
Small-Mid Cap Growth Portfolio                        6,369,405       83,502,894
Small-Mid Cap Value Portfolio                         6,829,509       82,500,473
U.S. Large Cap Growth Portfolio                      28,853,350      341,912,192
U.S. Value Portfolio                                 28,011,020      342,574,773
                                                                  --------------
                                                                   1,443,488,125
                                                                  --------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 34.8%
High Yield Portfolio                                 14,966,510      153,556,397
Intermediate Duration Bond Portfolio                 61,890,601      618,906,009
                                                                  --------------
                                                                     772,462,406
                                                                  --------------
Total Investments - 99.7%
   (cost $1,926,110,162)                                           2,215,950,531
Other assets less liabilities - 0.3%                                   7,223,402
                                                                  --------------
Net Assets - 100.0%                                               $2,223,173,933
                                                                  --------------

AllianceBernstein Wealth Preservation Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 64.4%
Inflation Protected Securities Portfolio                6,148,042   $ 61,480,420
Intermediate Duration Bond Portfolio                   16,936,889    169,368,888
Short Duration Bond Portfolio                          16,970,830    169,368,888
                                                                    ------------
                                                                     400,218,196
                                                                    ------------
The AllianceBernstein Pooling Portfolios -
   Equity - 35.2%
Global Real Estate Investment Portfolio                 4,332,645     63,776,531
International Growth Portfolio                          1,779,675     23,224,756
International Value Portfolio                           1,555,930     23,245,599
Small-Mid Cap Growth Portfolio                            601,065      7,879,957
Small-Mid Cap Value Portfolio                             644,484      7,785,361
U.S. Large Cap Growth Portfolio                         3,927,524     46,541,158
U.S. Value Portfolio                                    3,790,062     46,352,459
                                                                    ------------
                                                                     218,805,821
                                                                    ------------
Total Investments - 99.6%
   (cost $563,723,115)                                               619,024,017
Other assets less liabilities - 0.4%                                   2,490,896
                                                                    ------------
Net Assets - 100.0%                                                 $621,514,913
                                                                    ------------

AllianceBernstein Wealth Strategy -
Tax-Managed Wealth Appreciation Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 96.1%
Financial - 31.1%
Banking - 15.6%
Anglo Irish Bank Corp. PLC (Dublin)                   32,753      $      622,918
Anglo Irish Bank Corp. PLC (London)                   28,363             541,300
Banco Bilbao Vizcaya Argentaria SA                    56,893           1,374,472
Bank Hapoalim BM                                      36,000             173,795
Bank of America Corp.                                 68,520           3,689,802
The Bank of New York Co., Inc                         28,300           1,005,782
Barclays PLC                                          69,800             935,691
BNP Paribas SA                                        24,465           2,643,018
China Construction Bank-Class H (a)                  416,000             215,437
Citigroup, Inc.                                       94,900           4,706,091
Comerica, Inc.                                        10,600             617,450
Credit Agricole SA                                    18,250             774,951
Credit Suisse Group (Chicago)                         49,244           3,265,873
Credit Suisse Group (New York)                        26,600           1,760,122
Federal Home Loan Mortgage Corp.                      12,800             859,648
Federal National Mortgage Association                 25,200           1,437,156
Fifth Third Bancorp                                   10,900             429,787
Fortis                                                16,400             669,653
HBOS PLC                                              49,900           1,021,875
Huntington Bancshares, Inc.                           19,000             461,890
Ind & Comm Bk Of China - H (b)                       262,000             132,368
JPMorgan Chase & Co.                                 115,750           5,356,910
Keycorp                                                4,000             144,400
Kookmin Bank                                           5,700             445,048
Macquarie Bank Ltd.                                    4,500             257,669
Mellon Financial Corp.                                14,600             587,358
Mitsubishi UFJ Financial Group, Inc.                      83           1,055,889
National City Corp.                                   22,400             808,640
Regions Financial Corp.                               16,400             601,060
Royal Bank of Scotland Group PLC                      35,600           1,291,822
Societe Generale                                       5,985           1,005,866
Standard Bank Group Ltd.                              44,600             548,312
Standard Chartered PLC                                22,672             652,264
Sumitomo Mitsui Financial Group, Inc.                    234           2,455,611
SunTrust Banks, Inc.                                  12,000             979,800
U.S. Bancorp                                          26,800             901,552
UBS AG (Chicago)                                      33,041           1,994,217
UBS AG (New York)                                     38,400           2,312,448
UniCredito Italiano SpA                              140,405           1,215,543
Wachovia Corp.                                        19,100           1,035,029
Washington Mutual, Inc.                               29,400           1,284,192
Wells Fargo & Co.                                     27,800             979,672
                                                                  --------------
                                                                      53,252,381
                                                                  --------------
Financial Services - 7.5%
Ameriprise Financial, Inc.                            13,800             746,580
The Charles Schwab Corp.                              55,500           1,017,870

Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                        1,720             921,232
CIT Group, Inc.                                       12,700             660,527
Countrywide Financial Corp.                            3,600             142,992
Federated Investors, Inc.-Class B                      5,400             179,172
Franklin Resources, Inc.                              26,800           2,860,632
Goldman Sachs Group, Inc.                             15,250           2,970,700
Hertz Global Holdings, Inc. (b)                       30,700             491,200
Janus Capital Group, Inc.                             23,800             482,188
Legg Mason, Inc.                                      27,200           2,593,792
Lehman Brothers Holdings, Inc.                         5,200             383,084
Man Group PLC                                        111,653           1,042,597
MBIA, Inc.                                            11,200             780,080
Merrill Lynch & Co., Inc.                             51,300           4,485,159
MGIC Investment Corp.                                 10,800             625,968
Morgan Stanley                                        10,600             807,296
NYSE Group, Inc. (b)                                  17,300           1,731,730
ORIX Corp.                                             9,340           2,536,339
Prudential Financial, Inc.                               600              48,888
Waddell & Reed Financial, Inc.-Class A                 6,900             172,017
                                                                  --------------
                                                                      25,680,043
                                                                  --------------
Insurance - 7.5%
Allstate Corp.                                         7,600             482,448
American International Group, Inc.                    78,300           5,506,056
AON Corp.                                             19,200             685,056
Aviva PLC                                             67,159           1,041,698
Chubb Corp.                                           15,700             812,632
Fondiaria-Sai SpA (Chicago)                            7,300             336,241
Fondiaria-Sai SpA (Milan)                              3,200             110,292
Friends Provident PLC                                 45,160             185,246
Genworth Financial, Inc.-Class A                      21,200             695,360
Hartford Financial Services Group, Inc.               10,300             883,328
ING Groep NV                                          76,635           3,275,585
MetLife, Inc.                                         14,800             869,204
Muenchener Rueckversicherungs AG                       9,700           1,581,418
Old Republic International Corp.                      13,500             304,425
QBE Insurance Group, Ltd.                             42,745             871,515
The St. Paul Travelers Cos. Inc.                      21,093           1,092,828
Swiss Reinsurance                                      8,167             699,224
Torchmark Corp.                                        7,700             486,794
UnitedHealth Group, Inc.                               7,250             355,830
WellPoint, Inc. (b)                                   69,300           5,243,931
                                                                  --------------
                                                                      25,519,111
                                                                  --------------

Wholesale & International Trade - 0.5%
Li & Fung Ltd.                                       206,000             594,022
Mitsui & Co. Ltd.                                     76,000           1,028,602
                                                                  --------------
                                                                       1,622,624
                                                                  --------------
                                                                     106,074,159
                                                                  --------------
Technology - 13.2%
Computers - 0.1%
Dell, Inc. (b)                                         9,500             258,780
                                                                  --------------
Data Processing - 7.5%
Agere Systems, Inc.-Class A (b)                       14,400             258,048
Akamai Technologies, Inc. (b)                         11,900             581,553
Apple Computer, Inc. (b)                              70,750           6,486,360
Canon, Inc.                                           21,900           1,151,840
CapGemini, SA                                         25,144           1,536,222
Ceridian Corp. (b)                                    14,300             350,493
Electronic Data Systems Corp.                         17,400             472,236
EMC Corp. (b)                                          9,300             121,923
Google, Inc.-Class A (b)                              12,070           5,852,984
Hewlett-Packard Co.                                   80,700           3,184,422
Infosys Technologies, Ltd.                            10,666             522,783
International Business Machines Corp.                  8,600             790,512
Lexmark International, Inc.-Class A (b)                3,500             241,430
Microsoft Corp.                                       55,300           1,621,949
Network Appliance, Inc. (b)                           41,200           1,615,452
Oracle Corp. (b)                                      30,200             574,706
Sanmina-SCI Corp. (b)                                 37,000             136,900
Solectron Corp. (b)                                   62,400             207,792
                                                                  --------------
                                                                      25,707,605
                                                                  --------------
Electrical & Electronics - 3.3%
ADC Telecommunications, Inc. (b)                       4,928              67,957
Arrow Electronics, Inc. (b)                            3,100              98,456
Broadcom Corp.-Class A (b)                            88,300           2,898,889
Cisco Systems, Inc. (b)                              128,500           3,454,080
Compal Electronics, Inc. (GDR) (b)                   103,623             461,122
Foxconn Technology Co., Ltd.                          37,950             379,127
High Tech Computer Corp.                              24,000             554,713
Ingram Micro, Inc.-Class A (b)                        11,800             240,484
QUALCOMM, Inc.                                        66,150           2,420,429
Siliconware Precision Industries Co.                  96,000             153,391
Tech Data Corp. (b)                                    4,000             167,280
Tellabs, Inc. (b)                                     24,000             240,960
                                                                  --------------
                                                                      11,136,888
                                                                  --------------
Electronic Components & Instruments - 2.3%
Advanced Micro Devices, Inc. (b)                      80,700           1,740,699
AU Optronics Corp.                                   300,960             405,210
Corning, Inc. (b)                                     91,700           1,977,052
Flextronics International, Ltd. (b)                    6,400              72,000
Hoya Corp.                                            23,900             937,643
NVIDIA Corp. (b)                                      14,700             543,753
Samsung Electronics Co. Ltd.                             600             411,225

Sharp Corp.                                           46,000             771,151
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                         47,868             514,581
United Microelectronics Corp.                        693,016             455,216
Vishay Intertechnology, Inc. (b)                      14,900             195,190
                                                                  --------------
                                                                       8,023,720
                                                                  --------------
                                                                      45,126,993
                                                                  --------------
Capital Equipment - 8.5%
Aerospace & Defense - 2.6%
BAE Systems PLC                                       71,500             545,370
Boeing Co.                                            60,800           5,382,624
European Aeronautic Defence & Space
   Co., NV                                            24,730             730,519
Lockheed Martin Corp.                                  3,000             271,350
Northrop Grumman Corp.                                10,100             675,993
Rockwell Collins, Inc.                                15,000             904,950
Spirit Aerosystems Holdings, Inc.-Class
   A (b)                                              17,700             515,955
                                                                  --------------
                                                                       9,026,761
                                                                  --------------
Automobiles - 2.4%
Autoliv, Inc.                                          9,700             568,517
BorgWarner, Inc.                                       7,000             404,600
Continental AG                                         8,900           1,011,806
Denso Corp.                                           15,700             592,268
Honda Motor Co. Ltd.                                  11,100             390,887
Hyundai Mobis                                          4,590             426,133
Johnson Controls, Inc.                                 2,600             211,458
Renault SA                                            11,900           1,430,818
Toyota Motor Corp. (ADR)                               7,100             852,355
Toyota Motor Corp.                                    36,200           2,173,791
                                                                  --------------
                                                                       8,062,633
                                                                  --------------
Industrial Components - 0.4%
Eaton Corp.                                            9,100             701,428
NGK Insulators Ltd.                                   37,000             546,244
                                                                  --------------
                                                                       1,247,672
                                                                  --------------
Machinery & Engineering - 0.7%
ABB Ltd.                                              77,766           1,262,939
Cummins, Inc.                                          4,900             587,608
MAN AG                                                 1,400             133,586
Sumitomo Heavy Industries Ltd.                        58,000             570,576
                                                                  --------------
                                                                       2,554,709
                                                                  --------------
Multi-Industry - 2.4%
Crane Co.                                              2,900             110,490
Emerson Electric Co.                                   6,900             598,230
Fluor Corp.                                            6,500             566,020
General Electric Co.                                 172,000           6,068,160
SPX Corp.                                              6,700             409,437
Textron, Inc.                                          2,700             263,115
                                                                  --------------
                                                                       8,015,452
                                                                  --------------
                                                                      28,907,227
                                                                  --------------

Consumer Cyclical - 8.5%
Appliances & Household Durables - 0.2%
Black & Decker Corp.                                   6,700             575,396
Newell Rubbermaid, Inc.                                5,800             165,242
                                                                  --------------
                                                                         740,638
                                                                  --------------
Broadcasting & Publishing - 3.4%
CBS Corp.-Class B                                     29,100             865,725
Comcast Corp.-Class A (b)                             15,700             635,222
Comcast Corp.-Special-Class A (b)                     64,300           2,590,004
Gannett Co. Inc.                                       5,800             345,216
Grupo Televisa, SA (ADR)                              15,500             407,340
Idearc, Inc. (b)                                       3,265              89,918
Liberty Media Corp. - Capital Series A (b)               680              59,786
Liberty Media Corp. - Interactive (b)                  3,400              77,384
Societe Television Francaise 1                        25,739             952,861
Time Warner, Inc.                                    156,800           3,157,952
Viacom, Inc.-Class B (b)                               6,550             245,690
Walt Disney Co.                                       30,500           1,008,025
Yahoo! Inc. (b)                                       45,450           1,226,696
                                                                  --------------
                                                                      11,661,819
                                                                  --------------
Leisure & Tourism - 1.8%
Hilton Hotels Corp.                                   27,700             909,391
McDonald's Corp.                                      80,150           3,363,895
Starwood Hotels & Resorts Worldwide, Inc.             23,300           1,495,161
Whitbread PLC                                          5,610             170,358
                                                                  --------------
                                                                       5,938,805
                                                                  --------------
Merchandising - 2.5%
Esprit Holdings Ltd.                                  63,000             652,438
Family Dollar Stores, Inc.                            12,300             343,047
The Gap, Inc.                                         31,700             593,424
Kohl's Corp. (b)                                      28,600           1,990,560
Limited Brands Inc.                                   18,200             576,758
Marks & Spencer Group PLC                             61,183             823,064
Office Depot, Inc. (b)                                11,600             439,176
Saks, Inc.                                            15,400             316,008
Target Corp.                                          36,300           2,108,667
Wal-Mart Stores, Inc.                                 14,700             677,670
                                                                  --------------
                                                                       8,520,812
                                                                  --------------
Recreation & Other Consumer - 0.3%
Fortune Brands, Inc.                                  10,500             849,450
Mattel, Inc.                                          11,300             248,035
                                                                  --------------
                                                                       1,097,485
                                                                  --------------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                              6,000             201,600
VF Corp.                                               1,400             109,746
                                                                  --------------
                                                                         311,346
                                                                  --------------
Toys - 0.2%
Electronic Arts, Inc. (b)                              9,600             536,160
                                                                  --------------
                                                                      28,807,065
                                                                  --------------

Energy - 8.2%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.                                     6,300             462,609
ENSCO International, Inc.                              4,500             233,370
GlobalSantaFe Corp.                                   18,900           1,134,000
Halliburton Co.                                      117,800           3,974,572
Rowan Cos., Inc.                                       5,300             190,906
Schlumberger, Ltd.                                    16,100           1,102,528
                                                                  --------------
                                                                       7,097,985
                                                                  --------------
Energy Sources - 6.1%
BG Group PLC                                          32,023             431,703
BP PLC                                                26,400             299,435
Chevron Corp.                                         41,000           2,965,120
China Petroleum & Chemical Corp.-Class H             393,000             312,450
China Shenhua Energy Co. Ltd.-Class H                185,500             356,715
ConocoPhillips                                        27,400           1,844,020
ENI SpA                                               61,794           2,030,949
Exxon Mobil Corp.                                     87,900           6,751,599
Marathon Oil Corp.                                    12,900           1,217,502
MOL Hungarian Oil and Gas PLC                          4,000             449,508
Occidental Petroleum Corp.                             8,600             432,924
PetroChina Co., Ltd.-Class H                         130,000             166,232
Petroleo Brasileiro SA (NY) (ADR)                     12,500           1,061,250
Petroleo Brasileiro SA (NY) (ADR)                      2,900             273,035
Repsol YPF SA                                         24,100             867,508
Total SA                                              17,100           1,218,742
                                                                  --------------
                                                                      20,678,692
                                                                  --------------
                                                                      27,776,677
                                                                  --------------
Medical - 7.3%
Health & Personal Care - 7.3%
Alcon, Inc.                                           31,350           3,436,587
AmerisourceBergen Corp.-Class A                        7,500             344,925
Amgen, Inc. (b)                                        7,400             525,400
AstraZeneca PLC                                        9,600             556,860
Daiichi Sankyo Co. Ltd. (b)                            4,400             135,185
Eli Lilly & Co.                                       13,400             718,106
Genentech, Inc. (b)                                   36,850           3,012,487
Gilead Sciences, Inc. (b)                             45,950           3,029,024
GlaxoSmithKline PLC                                    6,400             170,118
International Flavors & Fragrances, Inc.               9,000             423,990
McKesson Corp.                                         6,400             316,160
Medco Health Solutions, Inc. (b)                       6,700             336,407
Merck & Co. Inc.                                      32,800           1,459,928
Merck KGaA                                             4,048             444,207
Nobel Biocare Holding AG (b)                           1,404             382,398
Novartis AG                                           16,565             968,216
Pfizer, Inc.                                         144,700           3,977,803
Roche Holding AG                                       9,424           1,706,184
Sanofi-Aventis                                        10,738             945,951
Tenet Healthcare Corp. (b)                            33,400             236,806
Teva Pharmaceutical Industries Ltd. (ADR)             48,400           1,551,704
Wyeth                                                  5,000             241,400
                                                                  --------------
                                                                      24,919,846
                                                                  --------------

Consumer Staples - 6.7%
Beverages & Tobacco - 1.9%
Altria Group, Inc.                                    25,500           2,147,355
British American Tobacco PLC                          42,148           1,195,309
C&C Group PLC (London)                                17,853             272,677
Cia de Bebidas das Americas (ADR)                      6,100             281,271
The Coca-Cola Co.                                     12,400             580,692
Coca-Cola Enterprises, Inc.                           14,500             296,525
Japan Tobacco, Inc.                                      223             984,663
PepsiCo, Inc.                                          5,900             365,623
UST, Inc.                                              4,200             235,116
                                                                  --------------
                                                                       6,359,231
                                                                  --------------
Food & Household Products - 4.8%
Clorox Co.                                            11,400             729,600
Colgate-Palmolive Co.                                  8,400             546,420
ConAgra Foods, Inc.                                   12,300             316,110
Essilor International, SA                              4,529             487,122
General Mills, Inc.                                   10,600             593,070
Groupe Danone                                          2,903             447,564
J Sainsbury PLC                                       97,400             766,201
Kellogg Co.                                           10,100             502,778
Kimberly-Clark Corp.                                  10,900             724,523
Kroger Co.                                            15,300             328,338
L'Oreal SA                                             2,185             220,740
Nestle, SA                                             3,837           1,356,648
Procter & Gamble Co.                                 112,050           7,035,619
Safeway, Inc.                                         15,900             489,879
Sara Lee Corp.                                        39,700             658,226
Tesco PLC                                             53,085             408,887
WM Wrigley Jr Co.                                     13,600             713,184
                                                                  --------------
                                                                      16,324,909
                                                                  --------------
                                                                      22,684,140
                                                                  --------------
Industrial Commodities - 4.8%
Chemicals - 1.9%
BASF AG                                               11,200           1,034,627
Bayer AG                                              16,719             861,133
Dow Chemical Co.                                      19,300             772,193
E.I. Du Pont de Nemours & Co.                         15,200             713,336
Hercules, Inc. (b)                                     3,000              55,890
Lubrizol Corp.                                         6,600             312,444
Mitsui Chemicals, Inc.                                60,000             444,329
Monsanto Co.                                          36,700           1,764,169
PPG Industries, Inc.                                   6,100             392,230
                                                                  --------------
                                                                       6,350,351
                                                                  --------------
Forest & Paper - 0.1%
Smurfit-Stone Container Corp. (b)                     32,600             349,798
                                                                  --------------
Metal - Nonferrous - 0.8%
Rio Tinto PLC                                         16,012             858,720
Xstrata PLC                                           42,807           1,925,354
                                                                  --------------
                                                                       2,784,074
                                                                  --------------

Metal - Steel - 1.0%
JFE Holdings, Inc.                                    33,400           1,534,053
Mittal Steel Co. NV (Amsterdam)                       12,200             503,830
Mittal Steel Co. NV (Paris)                            6,887             283,657
POSCO                                                  2,600             817,511
United States Steel Corp.                              5,400             403,866
                                                                  --------------
                                                                       3,542,917
                                                                  --------------
Miscellaneous Materials - 1.0%
Avery Dennison Corp.                                   7,600             512,772
Bemis, Inc.                                           12,200             416,386
Cia Vale do Rio Doce (ADR)                            22,800             632,928
Crown Holdings, Inc. (b)                              21,400             440,840
Nitto Denko Corp.                                     16,900             812,613
Owens-Illinois, Inc. (b)                              10,100             190,890
Sonoco Products Co.                                    9,500             351,405
                                                                  --------------
                                                                       3,357,834
                                                                  --------------
                                                                      16,384,974
                                                                  --------------
Telecommunications - 3.8%
Telecommunications - 3.8%
America Movil SA de CV Series L (ADR)                 63,050           2,803,834
American Tower Corp.-Class A (b)                       4,000             151,480
AT&T, Inc.                                            73,800           2,502,558
BellSouth Corp.                                       26,200           1,168,258
China Mobile Ltd.                                     29,500             247,944
China Netcom Group Corp Ltd.                         229,000             455,630
Crown Castle International Corp. (b)                  13,100             451,426
Embarq Corp.-Class W (b)                               4,500             231,525
Nippon Telegraph & Telephone Corp.                       112             565,541
Sprint Corp. (b)                                      63,300           1,234,983
Verizon Communications, Inc.                          65,300           2,281,582
Vodafone Group PLC                                   388,600           1,030,216
                                                                  --------------
                                                                      13,124,977
                                                                  --------------
Utilities - 1.9%
Utility (Electric & Gas) - 1.9%
Allegheny Energy, Inc. (b)                             7,800             346,008
American Electric Power Co., Inc.                     17,100             709,821
Constellation Energy Group, Inc.                       3,500             240,135
Dominion Resources, Inc.                               9,700             783,178
E.ON AG                                                8,600           1,106,483
Entergy Corp.                                          7,300             666,636
Northeast Utilities                                    6,600             184,998
Pinnacle West Capital Corp.                            9,400             463,796
RWE AG                                                11,650           1,322,999
Wisconsin Energy Corp.                                10,800             505,224
                                                                  --------------
                                                                       6,329,278
                                                                  --------------

Construction & Housing - 1.2%
Building Materials - 0.4%
Buzzi Unicem SpA                                      11,700             315,029
CRH PLC                                               24,012             906,444
Masco Corp.                                            5,700             163,533
                                                                  --------------
                                                                       1,385,006
                                                                  --------------
Construction & Housing - 0.7%
Daiwa House Industry Co. Ltd.                         31,000             541,805
George Wimpey PLC                                      9,100              99,156
Leopalace21 Corp.                                     11,100             371,607
Taylor Woodrow PLC                                    21,200             163,093
Vinci, SA                                              9,062           1,141,659
                                                                  --------------
                                                                       2,317,320
                                                                  --------------
Real Estate - 0.1%
Sino Land Co.                                        288,609             541,584
                                                                  --------------
                                                                       4,243,910
                                                                  --------------
Transportation - 0.8%
Transportation - Airlines - 0.4%
Air France-KLM                                        14,700             587,987
Deutsche Lufthansa AG                                 24,600             613,578
                                                                  --------------
                                                                       1,201,565
                                                                  --------------
Transportation - Road & Rail - 0.2%
CSX Corp.                                             10,600             380,116
Norfolk Southern Corp.                                 7,800             384,150
                                                                  --------------
                                                                         764,266
                                                                  --------------
Transportation - Shipping - 0.2%
Mitsui OSK Lines Ltd.                                 91,000             830,205
                                                                  --------------
                                                                       2,796,036
                                                                  --------------
Finance - 0.1%
Brokerage & Money Management - 0.1%
Lazard Ltd.-Class A                                    5,100             231,642
                                                                  --------------
Total Common Stocks
   (cost $279,249,633)                                               327,406,924
                                                                  --------------

                                                   Principal
                                                      Amount
                                                       (000)
                                              --------------

SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
State Street Euro Dollar
   4.60%, 12/01/06
(cost $7,743,000)                             $        7,743           7,743,000
                                                                  --------------
Total Investments - 98.4%
   (cost $286,992,633)                                               335,149,924
Other assets less liabilities - 1.6%                                   5,434,717
                                                                  --------------
Net Assets - 100.0%                                               $  340,584,641
                                                                  --------------

FINANCIAL FUTURES CONTRACTS

                                                                   Value at       Unrealized
                        Number of    Expiration     Original     November 30,    Appreciation/
Type                    Contracts       Month        Value           2006       (Depreciation)
----------------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                            December
  50                       24           2006       $1,190,326     $1,269,469       $ 79,143

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate market value of these securities amounted to $676,559 or 0.2% of net assets.

(b)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

      An amount of $102,372 has been segregated as collateral for the financial futures contracts outstanding at November 30, 2006.

Glossary:

ADR       -       American Depositary Receipt
GDR       -       Global Depositary Receipt

AllianceBernstein Wealth Strategies -
Tax-Managed Balanced Wealth
Portfolio of Investments
November 30, 2006 (unaudited)
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 51.7%
Alabama - 3.2%
Alabama Pub Sch & College Auth FGIC
   5.00%, 12/01/21                                         $1,700    $ 1,815,566
County of Jefferson AL FGIC
   5.00%, 2/01/38                                           2,710      2,912,491
   5.125%, 2/01/42                                          1,650      1,783,782
   5.25%, 2/01/24                                           3,200      3,479,808
Jefferson Cnty Swr Rev
   (Capital Improvement Warrants) FGIC
   Series 02
   5.00%, 2/01/41                                           1,100      1,179,277
                                                                     -----------
                                                                      11,170,924
                                                                     -----------
Arizona - 0.2%
Gilbert Wtr Res Muni Ppty Corp
   (Wastewater Sys & Util Rev)
   Series 04
   4.90%, 4/01/19                                             710        723,816
Pima County IDA
   (Horizon Cmnty Learning Center)
   4.45%, 6/01/14                                              90         88,759
                                                                     -----------
                                                                         812,575
                                                                     -----------
Arkansas - 1.0%
City of Springdale AR MBIA
   4.00%, 7/01/16                                           2,085      2,088,982
Hot Springs AR
   4.125%, 7/01/08                                          1,275      1,286,284
                                                                     -----------
                                                                       3,375,266
                                                                     -----------
California - 2.5%
California Econ Rec Bds
   Series A
   5.00%, 7/01/09                                             700        725,942
   5.25%, 1/01/10 - 7/01/12                                 3,765      3,997,005
California State GO
   4.00%, 2/01/08                                             450        452,713
   5.00%, 6/01/10 - 6/01/11                                 1,650      1,741,966
California State GO
   (Various Purposes)
   5.00%, 3/01/14                                              25         27,145
California Statewide CDA Rev
   (Kaiser Permanente)
   Series F
   2.30%, 4/01/33 (a)                                         500        496,570
   Series E
   3.875%, 4/01/32 (a)(b)                                     280        281,246
Tax Exempt Muni Infrastructure
   Series 04A
   3.80%, 5/01/08 (b)                                         615        611,494
Upland Cmnty Redev Agy Tax Alloc Notes
   (Magnolia Redev Proj)
   3.90%, 11/01/09                                            235        237,005
                                                                     -----------
                                                                       8,571,086
                                                                     -----------
Colorado - 1.2%
Mesa County Valley School District No 51
   Grand Junction MBIA ST AID WITHHLDG
   5.00%, 12/01/23                                          1,000      1,079,870
PV Wtr & San Met Dist Cap Appreciation
   Series 06
   Zero Coupon, 12/15/17                                      983        520,518
Regional Transp Dist COP AMBAC
   Series 2A
   2.30%, 12/01/22 (a)                                      2,400      2,383,632
Todd Creek Farms Metro Dist No. 1
   5.60%, 12/01/14                                            260        272,839
                                                                     -----------
                                                                       4,256,859
                                                                     -----------
Connecticut - 0.5%
Connecticut State Dev Auth AMBAC
   3.35%, 5/01/31 (a)                                       1,730      1,720,866
                                                                     -----------
Florida - 4.8%
Arborwood CDD
   (Centex Homes Proj)
   5.25%, 5/01/16                                             275        283,663
Bartram Park CDD
   (Spl Assmt)
   4.875%, 5/01/15                                            100         99,303
County of Orange FL AMBAC
   5.50%, 10/01/32                                          7,000      7,663,390
Dade Cnty Sch Dist MBIA
   Series 94
   5.00%, 8/01/12                                           1,100      1,181,026
Fishhawk CDD II
   (Spl Assmt)
   Series B
   5.125%, 11/01/09                                           130        130,369
Hammock Bay CDD
   (Spl Assmt)
   5.375%, 5/01/11                                             70         71,061
Heritage Isle at Viera CDD
   Series 4B
   5.00%, 11/01/09                                            100         99,969
Heritage Plantation Community
   Development District
   5.10%, 11/01/13                                            110        110,867
Huntington CDD
   Series 4B
   5.00%, 5/01/09                                             200        199,678
Lake Ashton II CDD
   (Capital Impt Rev)
   Series B
   4.875%, 11/01/10                                           100        100,613
Live Oak CDD No. 001, Spl Assmt  ETM
   5.30%, 5/01/08                                              45         45,166
Meadow Pointe III CDD
   Series 4B
   5.00%, 5/01/09                                             135        135,032
Meadow Woods CDD
   5.25%, 5/01/11                                              75         75,365
Midtown Miami CDD
   Series 04A
   6.00%, 5/01/24                                             280        305,673
Monterra CDD
   (Spl Assmt)
   Series B
   5.00%, 11/01/10                                            340        342,343
   5.125%, 11/01/14                                           170        171,938
Overoaks CDD
   (Capital Impt Rev)
   Series 4B
   5.125%, 5/01/09                                            200        201,136
Parkway Center CDD
   (Spl Assmt Ref)
   Series B
   5.625%, 5/01/14                                            200        205,762
Paseo CDD
   (Capital Impt Rev)
   4.875%, 5/01/10                                            550        550,506
Paseo CDD
   (Spl Assmt)
   5.00%, 2/01/11                                             540        539,660
Quarry CDD
   (Spl Assmt)
   5.25%, 5/01/16                                             285        292,695
Rolling Hills Community Development
   District
   5.125%, 11/01/13 (c)                                       435        436,531
Seacoast Utility Auth FGIC
   5.25%, 3/01/10                                           1,210      1,273,477
Shingle Creek CDD
   5.75%, 5/01/15                                             415        428,180
South Bay CDD
   Series 5B-2
   5.375%, 5/01/13                                            100        102,606
Tern Bay CDD
   (Capital Impt Rev)
   Series B
   5.00%, 5/01/15                                             440        441,580
Verano Ctr CDD
   (Infrastructure Proj)
   5.00%, 11/01/13                                            775        778,875
Villages of Westport CDD
   Series 05A
   5.125%, 5/01/15                                            245        249,400
                                                                     -----------
                                                                      16,515,864
                                                                     -----------
Georgia - 0.1%
Cobb Cnty Dev Auth SWDR
   (Georgia Waste Mgmt Project)
   Series 4A
   3.10%, 4/01/33 (a)                                         185        184,406
                                                                     -----------
Guam - 0.2%
Guam Govt Wtrwrks Auth
   5.18%, 7/01/15                                             293        304,672
Guam Govt Wtrwrks Auth Wtr &
   Wastewtr Sys Rev
   Series 05
   5.00%, 7/01/13                                             225        232,960
                                                                     -----------
                                                                         537,632
                                                                     -----------
Hawaii - 1.7%
Hawaii State AMBAC
   Series Ref DG
   5.00%, 7/01/13                                           5,540      6,000,319
                                                                     -----------
Illinois - 2.0%
City of Chicago IL FGIC
   5.00%, 1/01/09                                           1,135      1,167,574
Hodgkins IL
   5.00%, 1/01/11                                           1,000      1,039,290
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Series 5-1
   5.25%, 3/01/15                                             100        101,665
State of Illinois
   5.00%, 1/01/10                                           4,615      4,802,554
                                                                     -----------
                                                                       7,111,083
                                                                     -----------
Indiana - 0.4%
Elkhart County IN MBIA
   5.25%, 12/01/21                                          1,215      1,323,925
                                                                     -----------
Kansas - 0.2%
Wyandotte Cnty-Kansas City Unified Govt
   Spl Oblg
   (Sales Tax)
   Series B
   4.75%, 12/01/16                                            610        632,912
                                                                     -----------
Kentucky - 0.4%
Kentucky State Prop & Bldgs Commn FSA
   5.375%, 2/01/08                                          1,265      1,290,844
                                                                     -----------
Massachusetts - 1.8%
Massachusetts GO
   (Consolidated Loan)
   Series B
   5.00%, 8/01/12                                           3,150      3,373,682
Massachusetts State
   (Consolidated Loan)
   5.70%, 6/01/19                                             800        857,056
Route 3 North Transit Improvement
   Assoc MBIA
   5.375%, 6/15/33                                          1,925      2,043,137
                                                                     -----------
                                                                       6,273,875
                                                                     -----------
Michigan - 3.0%
Michigan Municipal Bond Authority
   5.50%, 10/01/13                                          6,085      6,798,040
Michigan State
   (Trunk Line Fund) FSA
   Series 05B
   5.00%, 9/01/12                                           2,510      2,698,677
Michigan State
   (Trunk Line) FSA
   5.00%, 9/01/11                                           1,000      1,064,030
                                                                     -----------
                                                                      10,560,747
                                                                     -----------
Minnesota - 0.8%
Minnesota State HFA
   (Residential Hsg)
   Series L-2
   2.35%, 1/01/31                                           2,350      2,349,248
St. Paul Minnesota Hsg & Redevt Auth
   Hosp Rev
   (Healtheast Proj.)
   5.15%, 11/15/20                                            310        326,021
                                                                     -----------
                                                                       2,675,269
                                                                     -----------
Missouri - 1.3%
St. Louis Airport Revenue
   (Airport Development Program) MBIA
   Series A
   5.625%, 7/01/19                                          4,000      4,352,640
                                                                     -----------
Nevada - 1.6%
Clark County Improvement Dist
   4.05%, 8/01/10                                             670        661,907
Clark County PCR
   (Southern California) AMT
   Series C
   3.25%, 6/01/31 (a)                                         335        327,824
Henderson Local Impt Dists No. T-16
   4.75%, 3/01/13                                              35         35,553
Las Vegas Spl Impt Dist No. 607 Local Impt
   Bonds
   5.35%, 6/01/12                                             250        255,940
Nevada GO
   5.00%, 2/01/12 (d)                                       4,100      4,363,753
                                                                     -----------
                                                                       5,644,977
                                                                     -----------
New Jersey - 3.4%
New Jersey Eco Dev Auth MBIA
   Series 1A
   5.00%, 7/01/11                                           1,645      1,744,802
New Jersey Eco Dev Auth Rev
   (Cigarette Tax)
   5.00%, 6/15/07                                             600        603,876
   Series 4
   5.00%, 6/15/10                                             830        867,043
New Jersey State Transp Trust Fund
   Auth FSA
   Series C
   5.50%, 12/15/11                                          1,000      1,087,140
New Jersey State Transp Trust Fund Auth
   (Transp Sys)
   5.50%, 6/15/21                                           1,465      1,631,043
New Jersey Transp Trust Fund Auth FGIC
   5.00%, 6/15/12                                           3,775      4,033,814
   Series A
   5.50%, 12/15/13                                          1,775      1,980,403
                                                                     -----------
                                                                      11,948,121
                                                                     -----------
New York - 3.8%
New York City
   5.00%, 8/01/08                                             565        577,758
   Series H
   5.00%, 8/01/11                                           1,645      1,739,933
New York City GO
   Series 4G
   5.00%, 8/01/12                                           1,315      1,404,223
New York State Dormitory Auth
   5.00%, 7/01/11                                             515        522,833
New York State Thruway Auth
   Series 63A
   5.00%, 3/15/09                                             850        877,072
New York State Thruway Auth Hwy &
   Brdg Tr Fd FSA
   Series 5B
   5.00%, 4/01/14                                           6,505      7,099,427
Tobacco Settlement Fin Auth
   5.25%, 6/01/13                                             815        835,872
                                                                     -----------
                                                                      13,057,118
                                                                     -----------
North Carolina - 0.9%
Mecklenburg County NC
   5.00%, 2/01/14                                           2,575      2,819,213
North Carolina Municipal Power Agency
   No 1 Catawba ACA-CBI
   5.50%, 1/01/10                                             385        405,624
                                                                     -----------
                                                                       3,224,837
                                                                     -----------
Ohio - 1.4%
Cleveland Muni Sch Dist FSA
   5.25%, 12/01/19                                          1,000      1,102,640
Ohio Air Quality Development Authority
   3.65%, 9/01/18 (a)                                       1,500      1,500,000
Ohio State
   (Highway Capital Improvements)
   Series 02G
   5.00%, 5/01/11                                           1,740      1,842,730
Port Auth Columbiana Cnty  SWFR
   (Liberty Waste Trans LLC Proj) AMT
   Series A
   7.00%, 8/01/21                                             300        306,393
                                                                     -----------
                                                                       4,751,763
                                                                     -----------
Oregon - 0.5%
Oregon State Department of
   Transportation AMBAC
   5.00%, 6/01/09                                           1,515      1,568,707
                                                                     -----------
Pennsylvania - 3.9%
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.10%, 7/01/14                                             280        289,164
Beaver Cnty IDA PCR
   (Cleveland Electric Proj)
   Series 98
   3.75%, 10/01/30 (a)                                        280        279,208
City of Philadelphia PA XLCA
   5.00%, 2/15/11                                           2,000      2,106,400
Commonwealth of Pennsylvania MBIA
   5.00%, 1/01/13                                           1,420      1,533,955
   5.25%, 1/01/09                                           3,350      3,466,111
Delaware Valley Regional Fin Auth AMBAC
   Series A
   6.84%, 7/01/27 (a)                                         665        659,088
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                             265        282,620
Pennsylvania GO MBIA
   Series 03
   5.00%, 7/01/11                                           4,310      4,582,737
Philadelphia Auth for IDR
   (Leadership Learning Partners)
   Series 05A
   4.60%, 7/01/15                                             300        302,088
                                                                     -----------
                                                                      13,501,371
                                                                     -----------
Puerto Rico - 0.7%
Government Development Bank for Puerto
   Rico
   5.00%, 12/01/07                                          2,510      2,538,714
                                                                     -----------
South Carolina - 2.5%
South Carolina Pub Ser Auth Rev MBIA
   Series B
   5.00%, 1/01/11                                           3,515      3,703,861
South Carolina State Public Service
   Authority FSA
   5.00%, 1/01/14                                           2,450      2,668,809
Western Carolina Regional Swr Auth FSA
   5.00%, 3/01/12                                           1,000      1,066,740
York County School District No 3 SCSDE
   Series 03
   5.00%, 3/01/10                                           1,335      1,395,329
                                                                     -----------
                                                                       8,834,739
                                                                     -----------
Texas - 4.9%
Arlington Ind Sch Dist PSF-GTD
   5.00%, 2/15/14                                           1,000      1,086,010
City of Dallas TX
   5.00%, 2/15/12                                           3,350      3,575,120
Katy Dev Auth
   (Metro Contract)
   Series A
   5.75%, 6/01/09                                             305        311,497
Red River Education Finance Revenue
   (Parish Day School Proj.)
   Series 1A
   3.10%, 12/01/31 (a)                                      1,400      1,393,756
San Antonio Elec & Gas Rev
   Series 01
   5.25%, 2/01/09                                           1,600      1,656,560
State of Texas
   5.00%, 10/01/12 - 10/01/13                               6,655      7,173,443
Texas Public Finance Authority AMBAC
   5.00%, 2/01/16                                           1,640      1,780,925
                                                                     -----------
                                                                      16,977,311
                                                                     -----------
Virginia - 0.5%
Virginia College Bldg Auth
   (21st Century College & Equipment)
   5.00%, 2/01/10                                           1,800      1,879,920
                                                                     -----------
Washington - 1.2%
Seattle Mun Light & Pwr Rev FSA
   Series 01
   5.50%, 3/01/09                                           1,000      1,041,770
State of Washington FSA
   5.00%, 1/01/12                                           2,000      2,133,480
Washington Pub Pwr Supp Sys
   5.75%, 7/01/09                                           1,100      1,157,574
                                                                     -----------
                                                                       4,332,824
                                                                     -----------
Wisconsin - 1.1%
State of Wisconsin FSA
   5.25%, 7/01/14                                           3,500      3,877,230
                                                                     -----------
Total Municipal Obligations
   (cost $178,515,847)                                               179,504,724
                                                                     -----------

                                                           Shares
                                                        ---------
COMMON STOCKS - 46.3%
Financial - 14.7%
Banking - 7.4%
Anglo Irish Bank Corp. PLC (Dublin)                        22,708        431,875
Banco Bilbao Vizcaya Argentaria SA                         26,329        636,079
Bank Hapoalim BM                                           52,400        252,968
Bank of America Corp.                                      35,100      1,890,135
The Bank of New York Co., Inc                              10,000        355,400
Barclays PLC                                               40,200        538,894
BNP Paribas SA                                             11,482      1,240,431
China Construction Bank-Class H                           218,000        112,897
Citigroup, Inc.                                            48,200      2,390,238
Comerica, Inc.                                              5,300        308,725
Credit Agricole SA                                          7,500        318,473
Credit Suisse Group (Chicago)                              24,550      1,628,162
Credit Suisse Group (ADR)(New York)                        11,800        780,806
Federal Home Loan Mortgage Corp.                            9,100        611,156
Federal National Mortgage Association                      13,600        775,608
Fifth Third Bancorp                                         9,900        390,357
Fortis (Amsterdam)                                          3,400        138,788
Fortis (Brussels)                                           3,300        134,758
HBOS PLC                                                   25,570        523,634
HSBC Holdings PLC                                               1             18
Huntington Bancshares, Inc.                                 2,900         70,499
Ind & Comm Bk of China - H (e)                            137,000         69,216
JPMorgan Chase & Co.                                       60,400      2,795,312
Keycorp                                                     2,600         93,860
Kookmin Bank                                                4,500        351,354
Mellon Financial Corp.                                      9,400        378,162
Mitsubishi UFJ Financial Group, Inc.                           41        521,584
National City Corp.                                        11,600        418,760
Royal Bank of Scotland Group PLC                           14,400        522,535
Societe Generale                                            2,625        441,169
Standard Bank Group Ltd.                                   11,700        143,840
Standard Chartered PLC                                      9,327        268,334
Sumitomo Mitsui Financial Group, Inc.                         115      1,206,818
SunTrust Banks, Inc.                                        5,600        457,240
U.S. Bancorp                                                9,400        316,216
UBS AG (Chicago)                                           15,532        937,447
UBS AG (New York)                                          19,200      1,156,224
UniCredito Italiano SpA                                    78,364        678,429
Wachovia Corp.                                              9,600        520,224
Washington Mutual, Inc.                                    10,600        463,008
Wells Fargo & Co.                                          13,400        472,216
                                                                     -----------
                                                                      25,741,849
                                                                     -----------
Financial Services - 3.3%
The Charles Schwab Corp.                                    9,800        179,732
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                               790        423,124
CIT Group, Inc.                                             6,000        312,060
Countrywide Financial Corp.                                 3,900        154,908
Franklin Resources, Inc.                                   13,700      1,462,338
Goldman Sachs Group, Inc.                                   7,450      1,451,260
Hertz Global Holdings, Inc. (e)                            15,900        254,400
Legg Mason, Inc.                                           14,050      1,339,808
Lehman Brothers Holdings, Inc.                              1,800        132,606
Man Group PLC                                              48,048        448,664
MBIA, Inc.                                                  5,900        410,935
Merrill Lynch & Co., Inc.                                  26,800      2,343,124
MGIC Investment Corp.                                       1,500         86,940
Morgan Stanley                                              7,600        578,816
NYSE Group, Inc. (e)                                        7,000        700,700
ORIX Corp.                                                  3,890      1,056,355
Waddell & Reed Financial, Inc.-Class A                      4,700        117,171
                                                                     -----------
                                                                      11,452,941
                                                                     -----------
Insurance - 3.8%
Allstate Corp.                                              4,300        272,964
American International Group, Inc.                         41,750      2,935,860
Aviva PLC                                                  29,229        453,369
Chubb Corp.                                                 7,200        372,672
Fondiaria-Sai SpA (Chicago)                                 4,300        198,060
Fondiaria-Sai SpA (Milan)                                   1,900         65,486
Friends Provident PLC                                      52,810        216,626
Genworth Financial, Inc.-Class A                           12,100        396,880
Hartford Financial Services Group, Inc.                     5,600        480,256
ING Groep NV                                               39,417      1,684,788
MetLife, Inc.                                               8,300        487,459
Muenchener Rueckversicherungs AG                            3,500        570,615
Old Republic International Corp.                            7,900        178,145
QBE Insurance Group, Ltd.                                  23,132        471,631
The St. Paul Travelers Cos. Inc.                           11,033        571,619
Swiss Reinsurance                                           3,852        329,792
Torchmark Corp.                                             4,900        309,778
UnitedHealth Group, Inc.                                    5,150        252,762
WellPoint, Inc. (e)                                        36,900      2,792,223
                                                                     -----------
                                                                      13,040,985
                                                                     -----------
Wholesale & International Trade - 0.2%
Li & Fung Ltd.                                            106,000        305,662
Mitsui & Co. Ltd.                                          40,000        541,369
                                                                     -----------
                                                                         847,031
                                                                     -----------
                                                                      51,082,806
                                                                     -----------
Technology - 6.4%
Data Processing - 3.5%
Agere Systems, Inc.-Class A (e)                            10,000        179,200
Apple Computer, Inc. (e)                                   35,150      3,222,552
Canon, Inc.                                                 9,650        507,546
CapGemini, SA                                              14,051        858,474
Electronic Data Systems Corp.                              12,200        331,108
Google, Inc.-Class A (e)                                    5,870      2,846,480
Hewlett-Packard Co.                                        33,300      1,314,018
Infosys Technologies, Ltd.                                  2,373        116,310
International Business Machines Corp.                       3,900        358,488
Microsoft Corp.                                            35,900      1,052,947
Network Appliance, Inc. (e)                                21,800        854,778
Oracle Corp. (e)                                           15,600        296,868
Sanmina-SCI Corp. (e)                                      47,600        176,120
Solectron Corp. (e)                                        45,400        151,182
                                                                     -----------
                                                                      12,266,071
                                                                     -----------
Electrical & Electronics - 1.7%
Arrow Electronics, Inc. (e)                                 6,500        206,440
Broadcom Corp.-Class A (e)                                 47,500      1,559,425
Cisco Systems, Inc. (e)                                    65,600      1,763,328
Compal Electronics, Inc. (GDR) (e)                         66,831        297,398
Foxconn Technology Co., Ltd.                               21,850        218,285
High Tech Computer Corp.                                   12,200        281,979
QUALCOMM, Inc.                                             32,500      1,189,175
Tech Data Corp. (e)                                         5,900        246,738
Tellabs, Inc. (e)                                          24,400        244,976
                                                                     -----------
                                                                       6,007,744
                                                                     -----------
Electronic Components & Instruments - 1.2%
Advanced Micro Devices, Inc. (e)                           41,850        902,705
AU Optronics Corp.                                        158,000        212,730
Corning, Inc. (e)                                          47,400      1,021,944
Hoya Corp.                                                 12,500        490,399
NVIDIA Corp. (e)                                            6,700        247,833
Samsung Electronics Co. Ltd.                                  360        246,735
Sharp Corp.                                                21,000        352,047
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                              29,715        319,436
United Microelectronics Corp.                             363,682        238,889
                                                                     -----------
                                                                       4,032,718
                                                                     -----------
                                                                      22,306,533
                                                                     -----------
Energy - 4.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.                                            3,350      245,991
ENSCO International, Inc.                                     5,500      285,230
GlobalSantaFe Corp.                                           8,800      528,000
Halliburton Co.                                              60,500    2,041,270
Schlumberger, Ltd.                                            7,400      506,752
                                                                     -----------
                                                                       3,607,243
                                                                     -----------
Energy Sources - 3.0%
BG Group PLC                                                 18,524      249,723
BP PLC                                                       19,300      218,905
Chevron Corp.                                                18,000    1,301,760
China Petroleum & Chemical Corp.-Class H                    368,000      292,574
China Shenhua Energy Co. Ltd.-Class H                        93,000      178,838
ConocoPhillips                                               10,300      693,190
ENI SpA                                                      34,272    1,126,399
Exxon Mobil Corp.                                            49,300    3,786,733
Marathon Oil Corp.                                            3,900      368,082
MOL Hungarian Oil and Gas PLC                                 1,700      191,041
Occidental Petroleum Corp.                                    5,200      261,768
PetroChina Co., Ltd.-Class H                                130,000      166,232
Petroleo Brasileiro SA (NY) (ADR)                             5,400      458,460
Petroleo Brasileiro SA (NY) (ADR)                             1,200      112,980
Repsol YPF SA                                                13,300      478,749
Total SA                                                      8,700      620,061
                                                                     -----------
                                                                      10,505,495
                                                                     -----------
                                                                      14,112,738
                                                                     -----------
Capital Equipment - 4.1%
Aerospace & Defense - 1.3%
BAE Systems PLC                                            39,400        300,525
Boeing Co.                                                 30,900      2,735,577
European Aeronautic Defence & Space
   Co., NV                                                 11,020        325,529
Lockheed Martin Corp.                                       3,200        289,440
Northrop Grumman Corp.                                      6,400        428,352
Rockwell Collins, Inc.                                      8,000        482,640
                                                                     -----------
                                                                       4,562,063
                                                                     -----------
Automobiles - 1.1%
Autoliv, Inc.                                               4,900        287,189
BorgWarner, Inc.                                            3,300        190,740
Continental AG                                              6,200        704,853
Denso Corp.                                                 6,500        245,207
Honda Motor Co. Ltd.                                        6,000        211,290
Hyundai Mobis                                               2,600        241,383
Renault SA                                                  6,400        769,515
Toyota Motor Corp. (ADR)                                    2,400        288,120
Toyota Motor Corp.                                         17,600      1,056,871
                                                                     -----------
                                                                       3,995,168
                                                                     -----------
Industrial Components - 0.2%
Eaton Corp.                                                 4,000        308,320
NGK Insulators Ltd.                                        18,000        265,741
                                                                     -----------
                                                                         574,061
                                                                     -----------
Machinery & Engineering - 0.3%
ABB Ltd.                                                   42,262        686,345
Sumitomo Heavy Industries Ltd.                             26,000        255,775
                                                                     -----------
                                                                         942,120
                                                                     -----------
Multi-Industry - 1.2%
Crane Co.                                                   3,400        129,540
Emerson Electric Co.                                        3,300        286,110
General Electric Co.                                       86,000      3,034,080
SPX Corp.                                                   4,200        256,662
Textron, Inc.                                               3,200        311,840
                                                                     -----------
                                                                       4,018,232
                                                                     -----------
                                                                      14,091,644
                                                                     -----------
Consumer Cyclical - 3.9%
Appliances & Household Durables - 0.1%
Newell Rubbermaid, Inc.                                     6,600        188,034
                                                                     -----------
Broadcasting & Publishing - 1.5%
CBS Corp.-Class B                                          15,150        450,713
Comcast Corp.-Class A (e)                                   3,000        121,380
Comcast Corp.-Special-Class A (e)                          35,400      1,425,912
Grupo Televisa, SA (ADR)                                    8,100        212,868
Idearc, Inc. (e)                                            1,625         44,752
Societe Television Francaise 1                             12,567        465,232
Time Warner, Inc.                                          77,500      1,560,850
Viacom, Inc.-Class B (e)                                    3,800        142,538
Walt Disney Co.                                             6,600        218,130
Yahoo! Inc. (e)                                            22,350        603,226
                                                                     -----------
                                                                       5,245,601
                                                                     -----------
Business & Public Services - 0.1%
Interpublic Group of Cos., Inc. (e)                        15,900        190,323
                                                                     -----------
Leisure & Tourism - 0.9%
Hilton Hotels Corp.                                        11,200        367,696
McDonald's Corp.                                           43,650      1,831,990
Starwood Hotels & Resorts Worldwide, Inc.                  11,500        737,955
Whitbread PLC                                               4,933        149,800
                                                                     -----------
                                                                       3,087,441
                                                                     -----------
Merchandising - 1.1%
Esprit Holdings Ltd.                                       26,500        274,438
Kohl's Corp. (e)                                           11,900        828,240
Limited Brands Inc.                                         9,200        291,548
Marks & Spencer Group PLC                                  38,833        522,401
Office Depot, Inc. (e)                                      7,700        291,522
Saks, Inc.                                                  9,500        194,940
Target Corp.                                               17,600      1,022,384
Wal-Mart Stores, Inc.                                       5,700        262,770
                                                                     -----------
                                                                       3,688,243
                                                                     -----------
Recreation & Other Consumer - 0.1%
Fortune Brands, Inc.                                        3,800        307,420
Mattel, Inc.                                                9,600        210,720
                                                                     -----------
                                                                         518,140
                                                                     -----------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                                   7,500        252,000
VF Corp.                                                    3,300        258,687
                                                                     -----------
                                                                         510,687
                                                                     -----------
                                                                      13,428,469
                                                                     -----------
Medical - 3.5%
Health & Personal Care - 3.5%
Alcon, Inc.                                                15,500      1,699,110
AmerisourceBergen Corp.-Class A                             4,900        225,351
Amgen, Inc. (e)                                             3,900        276,900
AstraZeneca PLC                                             4,900        284,231
Daiichi Sankyo Co. Ltd.                                     1,100         33,796
Eli Lilly & Co.                                             5,000        267,950
Genentech, Inc. (e)                                        18,250      1,491,937
Gilead Sciences, Inc. (e)                                  23,800      1,568,896
GlaxoSmithKline PLC                                         6,300        167,460
Medco Health Solutions, Inc. (e)                            3,450        173,225
Merck & Co. Inc.                                           21,800        970,318
Merck KGaA                                                  1,659        182,050
Nobel Biocare Holding AG                                      831        226,334
Novartis AG                                                 9,235        539,781
Pfizer, Inc.                                               69,400      1,907,806
Roche Holding AG                                            5,119        926,778
Sanofi-Aventis                                              4,661        410,605
Tenet Healthcare Corp. (e)                                 11,000         77,990
Teva Pharmaceutical Industries Ltd. (ADR)                  23,350        748,601
                                                                     -----------
                                                                      12,179,119
                                                                     -----------
Consumer Staples - 3.3%
Beverages & Tobacco - 0.8%
Altria Group, Inc.                                         13,600      1,145,256
British American Tobacco PLC                               14,124        400,554
C&C Group PLC (London)                                      8,279        126,449
Cia de Bebidas das Americas (ADR)                           3,600        165,996
The Coca-Cola Co.                                           1,800         84,294
Japan Tobacco, Inc.                                           145        640,251
                                                                     -----------
                                                                       2,562,800
                                                                     -----------
Food & Household Products - 2.5%
Clorox Co.                                                  4,500        288,000
Colgate-Palmolive Co.                                       5,900        383,795
ConAgra Foods, Inc.                                        13,300        341,810
Essilor International, SA                                   2,441        262,545
General Mills, Inc.                                         5,800        324,510
Groupe Danone                                               1,634        251,918
J Sainsbury PLC                                            57,100        449,179
Kellogg Co.                                                 6,800        338,504
Kimberly-Clark Corp.                                        4,900        325,703
Kroger Co.                                                 14,500        311,170
L'Oreal SA                                                  1,146        115,775
Nestle, SA                                                  2,093        740,022
Procter & Gamble Co.                                       56,850      3,569,612
Safeway, Inc.                                              13,000        400,530
Sara Lee Corp.                                             19,700        326,626
Tesco PLC                                                  16,609        127,931
WM Wrigley Jr Co.                                           3,700        194,028
                                                                     -----------
                                                                       8,751,658
                                                                     -----------
                                                                      11,314,458
                                                                     -----------
Industrial Commodities - 2.1%
Chemicals - 0.7%
Bayer AG                                                    9,103        468,861
Dow Chemical Co.                                            8,800        352,088
E.I. Du Pont de Nemours & Co.                               3,400        159,562
Hercules, Inc. (e)                                          7,600        141,588
Lubrizol Corp.                                              4,000        189,360
Mitsui Chemicals, Inc.                                     33,000        244,381
Monsanto Co.                                               18,900        908,523
PPG Industries, Inc.                                        1,500         96,450
                                                                     -----------
                                                                       2,560,813
                                                                     -----------
Forest & Paper - 0.0%
Smurfit-Stone Container Corp. (e)                          13,200        141,636
                                                                     -----------
Metal - Nonferrous - 0.4%
Rio Tinto PLC                                               9,151        490,766
Xstrata PLC                                                21,387        961,935
                                                                     -----------
                                                                       1,452,701
                                                                     -----------
Metal - Steel - 0.6%
JFE Holdings, Inc.                                         16,000        734,876
Mittal Steel Co. NV (Paris)                                 6,237        256,885
POSCO                                                       1,600        503,084
United States Steel Corp.                                   6,300        471,177
                                                                     -----------
                                                                       1,966,022
                                                                     -----------
Mining & Metals - 0.1%
Mittal Steel Co. NV (Amsterdam)                             4,500        185,839
                                                                     -----------
Miscellaneous Materials - 0.3%
Cia Vale do Rio Doce (ADR)                                  5,900        163,784
Crown Holdings, Inc. (e)                                    7,400        152,440
Nitto Denko Corp.                                           5,900        283,693
Owens-Illinois, Inc. (e)                                    8,400        158,760
Sonoco Products Co.                                         6,600        244,134
                                                                     -----------
                                                                       1,002,811
                                                                     -----------
                                                                       7,309,822
                                                                     -----------
Telecommunications - 2.1%
America Movil SA de CV Series L (ADR)                      32,400      1,440,828
American Tower Corp.-Class A (e)                            3,000        113,610
AT&T, Inc.                                                 43,500      1,475,085
BellSouth Corp.                                            23,700      1,056,783
China Mobile Ltd.                                           8,000         67,239
China Netcom Group Corp Ltd.                              134,000        266,613
Crown Castle International Corp. (e)                        9,700        334,262
Embarq Corp.-Class W                                        1,265         65,085
Nippon Telegraph & Telephone Corp.                             25        126,237
Sprint Corp.                                               25,300        493,603
Verizon Communications, Inc.                               32,500      1,135,550
Vodafone Group PLC                                        224,787        595,932
                                                                     -----------
                                                                       7,170,827
                                                                     -----------
Utilities - 0.9%
Utility (Electric & Gas) - 0.9%
Allegheny Energy, Inc. (e)                                  3,800        168,568
American Electric Power Co., Inc.                           6,500        269,815
Constellation Energy Group, Inc.                            4,600        315,606
Dominion Resources, Inc.                                    6,100        492,514
E.ON AG                                                     4,000        514,643
Entergy Corp.                                               4,900        447,468
Northeast Utilities                                         4,900        137,347
RWE AG                                                      5,056        574,170
Wisconsin Energy Corp.                                      6,000        280,680
                                                                     -----------
                                                                       3,200,811
                                                                     -----------
Construction & Housing - 0.6%
Building Materials - 0.2%
Buzzi Unicem SpA                                            9,300        250,408
CRH PLC                                                     9,057        341,898
                                                                     -----------
                                                                         592,306
                                                                     -----------
Construction & Housing - 0.4%
Daiwa House Industry Co. Ltd.                              14,000        244,686
George Wimpey PLC                                          16,200        176,519
Leopalace21 Corp.                                           6,900        230,999
Taylor Woodrow PLC                                         21,700        166,939
Vinci, SA                                                   4,998        629,664
                                                                     -----------
                                                                       1,448,807
                                                                     -----------
Real Estate - 0.0%
Sino Land Co.                                              59,550        111,748
                                                                     -----------
                                                                       2,152,861
                                                                     -----------
Transportation - 0.5%
Transportation - Airlines - 0.2%
Air France-KLM                                              8,000        319,993
Deutsche Lufthansa AG                                      12,100        301,800
                                                                     -----------
                                                                         621,793
                                                                     -----------
Transportation - Road & Rail - 0.2%
CSX Corp.                                                  10,000        358,600
Norfolk Southern Corp.                                      8,700        428,475
                                                                     -----------
                                                                         787,075
                                                                     -----------
Transportation - Shipping - 0.1%
Mitsui OSK Lines Ltd.                                      52,000        474,403
                                                                     -----------
                                                                       1,883,271
                                                                     -----------
Services - 0.1%
Data Processing - 0.1%
Electronic Arts, Inc. (e)                                   5,100        284,835
                                                                     -----------
Total Common Stocks
   (cost $126,365,219)                                               160,518,194
                                                                     -----------

                                                       Principal
                                                          Amount
                                                           (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 3.0%
Municipal Obligations - 2.7%
Clark Cnty Nev Sch Dist FSA
   Series 01A
   3.55%, 6/15/21 (a)                                     $3,500      3,500,000
Massachusetts State Dev Fin Agy Rev
   (Harvard University)
   Series B-1
   3.55%, 7/15/36 (a)                                      5,000      5,000,000
Ohio Air Quality Dev Auth Rev
   (Ohio Edison Co)
   3.62%, 6/01/23 (a)                                        500        500,000
Valdez Marine Term Rev
   (BP Pipelines, Inc. Proj)
   Series 03A
   3.65%, 6/01/37 (a)                                        500        500,000
                                                                   ------------
Total Municipal Obligations
   (cost $9,500,000)                                                  9,500,000
                                                                   ------------
Time Deposit - 0.3%
State Street Euro Dollar
   4.60%, 12/01/06                                           944        944,000
                                                                   ------------
Total Short-Term Investments
   (cost $10,444,000)                                                10,444,000
                                                                   ------------
Total Investments - 101.0%
   (cost $315,325,066)                                              350,466,918
Other assets less liabilities - (1.0)%                               (3,623,941)
                                                                   ------------
Net Assets - 100.0%                                                $346,842,977
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                               Rate Type
                                      --------------------------
               Notional                Payments       Payments      Unrealized
Swap            Amount   Termination  made by the   received by    Appreciation/
Counterparty    (000)        Date      Portfolio   the Portfolio  (Depreciation)
--------------------------------------------------------------------------------
Citigroup       $1,200     6/22/07        BMA          2.962%          $ (5,126)
Citigroup        1,700     11/10/26      3.388%         BMA             (21,805)
Goldman
   Sachs           700     1/05/07        BMA          3.405%              (341)
JP Morgan        1,100     4/05/07        BMA          2.988%            (3,097)
JP Morgan          800     10/01/07       BMA          3.635%              1,070
JP Morgan        4,700     11/10/11       BMA          3.482%             27,562
Merrill Lynch      900     7/12/08        BMA          3.815%              6,424

(a)  Variable rate coupon, rate shown as of November 30, 2006.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the market value of this security amounted to $281,246 or 0.1% of net assets.

(c)  When-Issued security.

(d) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ACA         -   American Capital Access Financial Guaranty
                Corporation
ADR         -   American Depositary Receipt
AMBAC       -   American Bond Assurance Corporation
AMT         -   Alternative Minimum Tax (subject to)
BMA         -   Bond Market Association
CDA         -   Community Development Administration
CDD         -   Community Development District
COP         -   Certificate of Participation
ETM         -   Escrow to Maturity
FGIC        -   Financial Guaranty Insurance Company
FSA         -   Financial Security Assurance Inc.
GDR         -   Global Depositary Reciept
GO          -   General Obligation
HFA         -   Housing Finance Authority
IDA         -   Industrial Development Authority/Agency
IDR         -   Industrial Development Revenue
MBIA        -   Municipal Bond Investors Assurance
PCR         -   Pollution Control Revenue
PSF-GTD     -   (Texas) Permanent Schools Fund
SCSDE       -   South Carolina State Department of Education
SWDR        -   Solid Waste Disposal Revenue
WI          -   When Issues Securities
XLCA        -   XL Capital Assurance Inc.
SWFR        -   Solid Waste Facility Revenue

AllianceBernstein Wealth Strategies -
Tax-Managed Wealth Preservation
Portfolio of Investments
November 30, 2006 (unaudited)

                                                   Principal
                                                      Amount
Company                                                (000)        U.S. $ Value
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS - 68.3%
Alabama - 4.5%
Alabama Pub Sch & College Auth FGIC
   5.00%, 12/01/21                            $          400      $      427,192
County of Jefferson AL FGIC
   5.00%, 1/01/10 - 2/01/38                            2,000           2,114,180
   5.125%, 2/01/42                                     1,260           1,362,161
   5.25%, 2/01/24                                      1,000           1,087,440
Jefferson Cnty Swr Rev
   (Capital Improvement Warrants) FGIC
   Series 02
   5.00%, 2/01/41 (a)                                  1,000           1,072,070
Jefferson Cnty, Swr  Prerefunded FGIC
   Series A
   5.75%, 2/01/38                                      1,325           1,398,895
                                                                  --------------
                                                                       7,461,938
                                                                  --------------
Alaska - 0.9%
Alaska Student Loan Corp. FSA
   5.00%, 7/01/07                                      1,430           1,441,769
                                                                  --------------
Arizona - 1.0%
Arizona School Facilities Board MBIA
   5.25%, 9/01/15                                      1,500           1,642,380
                                                                  --------------
Arkansas - 0.6%
Hot Springs AR
   4.125%, 7/01/08                                       965             973,540
                                                                  --------------
California - 3.8%
California Dept of Wtr Res Pwr Supply
   Rev MBIA-IBC
   Series 2A
   5.50%, 5/01/10                                        325             346,330
California Econ Rec Bds
   Series A
   5.00%, 7/01/09                                      1,000           1,037,060
   5.25%, 1/01/10                                        900             947,088
California State GO
   4.00%, 2/01/08                                        455             457,744
   5.00%, 3/01/08 - 6/01/10                              575             592,231
   Series 3
   5.00%, 3/01/08                                        750             763,852
California Statewide CDA Rev
   (Kaiser Permanente)
   Series F

   2.30%, 4/01/33 (b)                                    240             238,353
Golden State Tobacco Securitization
   Corp./CA
   5.375%, 6/01/28                                     1,815           1,925,243
                                                                  --------------
                                                                       6,307,901
                                                                  --------------
Colorado - 1.5%
Adonea Metropolitan District No 2
   4.375%, 12/01/15                                      575             583,757
Denver GO
   (Auditorium Theatre &  Zoo)
   Series 03A
   5.50%, 8/01/08                                      1,900           1,960,515
                                                                  --------------
                                                                       2,544,272
                                                                  --------------
Connecticut - 2.0%
Connecticut State Dev Auth AMBAC
   3.35%, 5/01/31 (b)                                  1,300           1,293,136
Connecticut State Health & Educational
   Facility Authority RADIAN
   3.65%, 7/01/31 (b)                                  1,050           1,050,000
State of Connecticut FSA
   5.50%, 11/15/12                                       845             934,976
                                                                  --------------
                                                                       3,278,112
                                                                  --------------
Florida - 3.2%
County of Broward FL
   5.00%, 1/01/09                                      1,200           1,235,652
Dade Cnty Sch Dist MBIA
   Series 94
   5.00%, 8/01/12                                      1,000           1,073,660
Florida Hurricane Catastrophe Fund
   5.00%, 7/01/08                                      2,145           2,192,748
JEA Elec Sys Rev XLCA-ICR
   Series 02-03A
   5.375%, 10/01/32                                      700             710,626
                                                                  --------------
                                                                       5,212,686
                                                                  --------------
Georgia - 1.0%
Fulton Dekalb Hospital Authority FSA
   5.00%, 1/01/13                                      1,500           1,612,740
                                                                  --------------
Hawaii - 1.2%
Hawaii State AMBAC
   Series Ref DG
   5.00%, 7/01/13                                      1,800           1,949,562
                                                                  --------------
Illinois - 1.0%
Cook County
   4.25%, 1/01/26 (b)                                    280             280,014
State of Illinois MBIA
   5.50%, 12/01/06                                     1,355           1,355,000
                                                                  --------------
                                                                       1,635,014
                                                                  --------------

Indiana - 4.0%
City of Indianapolis IN AMBAC
   5.25%, 8/15/09                                      2,100           2,159,136
East Chicago Industry PCR
   (Inland Steel Compony Project No. 11)
   Series 94
   7.125%, 6/01/07                                       235             237,425
Indiana Fin Auth Rev
   5.00%, 2/01/12                                      1,165           1,242,193
Indiana Hlth Fac Fin Auth
   (Ascension Health Subordinated Credit)
   Series 5A
   5.00%, 5/01/07                                        900             905,013
Indiana Transp Fin Auth FSA
   5.00%, 6/01/09                                      1,000           1,034,042
Whiting Ind Envir Facs
   (Amaco Oil Co Proj)
   3.70%, 7/01/31 (b)                                  1,000           1,000,000
                                                                  --------------
                                                                       6,577,809
                                                                  --------------
Kentucky - 0.6%
Kentucky State Prop & Bldgs Commn FSA
   5.375%, 2/01/08                                       985           1,005,124
                                                                  --------------
Louisiana - 0.8%
New Orleans GO MBIA
   5.25%, 12/01/20                                       450             493,186
New Orleans GO
   (Certificates Indebtedness) FSA
   Series 00
   5.50%, 12/01/08                                       110             114,126
State of Louisiana FSA
   5.00%, 5/01/15                                        655             717,494
                                                                  --------------
                                                                       1,324,806
                                                                  --------------
Maryland - 1.4%
Maryland State
   (State & Local Facs Loan Second)
   Series 05A
   5.00%, 8/01/08                                      1,500           1,536,795
State of Maryland
   5.00%, 8/01/07                                        470             474,601

Tax Exempt Muni Infrastructure
   Series 04A
   3.80%, 5/01/08 (c)                                    300             298,290
                                                                  --------------
                                                                       2,309,686
                                                                  --------------
Massachusetts - 1.6%
Massachusetts Dev Fin Agy MBIA
   5.50%, 1/01/11                                      1,000           1,068,610
Massachusetts GO
   (Consolidated Loan)
   Series B
   5.00%, 8/01/12                                      1,050           1,124,560
Massachusetts State MBIA
   Series A
   5.50%, 2/01/10                                        500             529,605
                                                                  --------------
                                                                       2,722,775
                                                                  --------------

Michigan - 4.8%
Detroit City School District
   (School Buillding & Site
   Improvement) FGIC Q-SBLF
   Series 2A
   5.00%, 5/01/32                                      1,500           1,624,485
Detroit MI FGIC
   5.75%, 7/01/26                                      1,520           1,631,963
Detroit Michigan Sew Disp Rev
   1.00%, 7/01/32 (b)                                    420             420,000
Michigan Municipal Bond Authority
   4.50%, 8/20/07                                      2,125           2,138,175
   5.50%, 10/01/13                                     1,800           2,010,924
                                                                  --------------
                                                                       7,825,547
                                                                  --------------
Minnesota - 2.3%
Minnesota Pub Facs Auth Wtr PCR
   Series 4D
   5.00%, 3/01/11                                        400             423,424
Southern Minnesota Muni Pwr Agy AMBAC
   5.00%, 1/01/07                                      1,265           1,266,240
State of Minnesota
   5.00%, 6/01/07 (d)                                  2,170           2,185,624
                                                                  --------------
                                                                       3,875,288
                                                                  --------------
Missouri - 1.3%
Missouri Public Utilities Commission
   4.50%, 9/15/07                                      2,065           2,081,086
                                                                  --------------
Nebraska - 1.2%
Lancaster County School District No 1
   4.00%, 1/15/08                                      2,000           2,010,100
                                                                  --------------
Nevada - 1.3%
Clark County PCR
   (Southern California) AMT
   Series C
   3.25%, 6/01/31 (b)                                    170             166,359
Nevada GO
   5.00%, 2/01/12                                      1,800           1,915,794
                                                                  --------------
                                                                       2,082,153
                                                                  --------------
New Jersey - 4.8%
New Jersey Eco Dev Auth Rev
   (Cigarette Tax)
   5.00%, 6/15/07                                        315             317,035
   5.00%, 6/15/10 - 6/15/11                              800             840,196
New Jersey State Tpk Auth MBIA
   5.50%, 1/01/30                                      1,850           1,956,283
New Jersey State Transp Trust Fund
   Auth FSA
   Series C
   5.50%, 12/15/11                                     1,000           1,087,140
   6.00%, 12/15/06                                       785             785,534
New Jersey State Transp Trust Fund Auth
   (Transp Sys) MBIA
   5.25%, 12/15/08                                       625             646,100
   Series A
   5.25%, 12/15/12                                     1,100           1,196,932
   5.50%, 12/15/10 - 6/15/21                             975           1,068,734
                                                                  --------------
                                                                       7,897,954
                                                                  --------------

New York - 5.9%
County of Rockland NY
   4.50%, 3/22/07                                      2,000           2,004,800
Marlboro Central Sch Dist BANS ST AID
   WITHHLDG
   Series 06B
   4.50%, 12/22/06                                     2,000           2,000,800
New York City
   Series 4B
   5.00%, 8/01/10                                        175             183,131
New York City GO
   Series 4G
   5.00%, 8/01/12                                        685             731,477
New York City Muni Wtr Fin Auth
   (Prerefunded) AMBAC-TCRS
   5.75%, 6/15/26                                      1,410           1,440,794
New York State Thruway Auth
   Series 63A
   5.00%, 3/15/09                                        585             603,632
New York State Thruway Auth Hwy &
   Brdg Tr Fd FSA
   Series 5B
   5.00%, 4/01/14                                      1,900           2,073,622
Tobacco Settlement Fin Auth
   5.25%, 6/01/13                                        650             666,647
                                                                  --------------
                                                                       9,704,903
                                                                  --------------
North Carolina - 0.2%
North Carolina Municipal Power Agency
   No 1 Catawba ACA-CBI
   5.50%, 1/01/10                                        300             316,071
                                                                  --------------
Ohio - 0.4%
Cleveland Muni Sch Dist FSA
   5.25%, 12/01/19                                       585             645,044
                                                                  --------------
Oregon - 1.2%
Tri-County Metropolitan Transportation
   District MBIA
   5.00%, 5/01/12                                      1,890           2,024,625
                                                                  --------------
Pennsylvania - 2.2%
Allegheny County Industrial Development
   Authority
   4.30%, 9/01/08                                        130             130,321
Beaver Cnty IDA PCR
   (Cleveland Electric Proj)
   Series 98
   3.75%, 10/01/30 (b)                                   160             159,547
Commonwealth of Pennsylvania
   5.00%, 10/01/07                                     1,000           1,011,840
   5.25%, 2/01/14                                      1,000           1,107,880

Delaware Valley Regional Fin Auth AMBAC
   Series A
   6.84%, 7/01/27 (b)                                    445             441,044
Pennsylvania Eco Dev Fin Auth
   (Amtrak Projects)
   Series 01A
   6.00%, 11/01/07                                       315             318,824
Pennsylvania GO MBIA
   Series 03
   5.00%, 7/01/11                                        450             478,476
                                                                  --------------
                                                                       3,647,932
                                                                  --------------
Puerto Rico - 1.0%
Commonwealth of Puerto Rico
   (Ref Pub Impt)
   Series C
   5.00%, 7/01/18 (b)                                    725             736,143
Government Development Bank for Puerto
   Rico
   5.00%, 12/01/07                                       830             839,495
                                                                  --------------
                                                                       1,575,638
                                                                  --------------
South Carolina - 3.4%
South Carolina Pub Ser Auth Rev MBIA
   Series B
   5.00%, 1/01/11                                      1,740           1,833,490
South Carolina Sch Facs
   Series 02A
   4.00%, 1/01/07                                        750             750,218
South Carolina Trans Infrastructure
   Bk AMBAC
   5.50%, 10/01/11                                     1,865           1,981,730
York County School District No 3 SCSDE
   Series 03
   5.00%, 3/01/10                                      1,050           1,097,450
                                                                  --------------
                                                                       5,662,888
                                                                  --------------
Tennessee - 1.9%
Clarksville Natural Gas Acquisition Corp.
   5.00%, 12/15/08                                     1,600           1,645,616
Metropolitan Govt Nashville & Davidson
   Cnty
   Series C
   5.00%, 2/01/08                                      1,400           1,423,520
                                                                  --------------
                                                                       3,069,136
                                                                  --------------
Texas - 3.9%
Carrollton-Farmers Branch Independent
   Sch Dist PSF-GTD
   5.00%, 2/15/09                                      1,325           1,365,148
City of Houston TX AMBAC
   5.00%, 12/15/08                                     2,000           2,053,480
Houston Independent Sch Dist PSF-GTD
   Series 03
   5.00%, 2/15/11                                      1,200           1,266,240

Spring Branch Independent Sch
   Dist PSF-GTD
   5.00%, 2/01/07                                      1,655           1,658,558
                                                                  --------------
                                                                       6,343,426
                                                                  --------------
Virginia - 1.5%
County of Prince William VA
   5.00%, 8/01/07                                      1,430           1,443,900
Virginia Pub Sch Auth
   5.00%, 4/15/07                                      1,000           1,005,150
                                                                  --------------
                                                                       2,449,050
                                                                  --------------
Washington - 0.9%
State of Washington AMBAC
   5.00%, 1/01/07                                        510             510,495
Washington Pub Pwr Supp Sys
   5.75%, 7/01/09                                        860             905,012
                                                                  --------------
                                                                       1,415,507
                                                                  --------------
Wisconsin - 1.0%
Menomonee Falls
   (Wtr Sys Mtg) FSA
   5.875%, 12/01/16                                    1,635           1,635,000
                                                                  --------------
Total Municipal Obligations
   (cost $112,302,428)                                               112,261,462
                                                                  --------------

                                                      Shares
                                              --------------

COMMON STOCKS - 29.8%
Financial - 9.6%
Banking - 4.8%
Anglo Irish Bank Corp. PLC (Dublin)                    5,098              96,957
Anglo Irish Bank Corp. PLC (London)                    1,101              21,012
Banco Bilbao Vizcaya Argentaria SA                     8,446             204,046
Bank Hapoalim BM                                      22,100             106,691
Bank of America Corp.                                 12,800             689,280
The Bank of New York Co., Inc                          4,200             149,268
Barclays PLC                                          13,500             180,972
BNP Paribas SA                                         3,800             410,524
China Construction Bank-Class H                       64,000              33,144
Citigroup, Inc.                                       15,100             748,809
Comerica, Inc.                                         1,850             107,763
Credit Agricole SA                                     2,700             114,650
Credit Suisse Group (Chicago)                          7,661             508,079
Credit Suisse Group (New York)                         3,900             258,063
Federal Home Loan Mortgage Corp.                       2,200             147,752
Federal National Mortgage Association                  4,075             232,397
Fortis (Brussels)                                      3,300             134,758
HBOS PLC                                               7,600             155,636
Huntington Bancshares, Inc.                            2,300              55,913
Ind & Comm Bk of China - H (f)                        40,000              20,209
JPMorgan Chase & Co.                                  18,250             844,610
Keycorp                                                1,000              36,100
Kookmin Bank                                           1,200              93,695
Mellon Financial Corp.                                 3,500             140,805

Mitsubishi UFJ Financial Group, Inc.                      12             152,659
National City Corp.                                    3,500             126,350
Royal Bank of Scotland Group PLC                       4,100             148,777
Societe Generale                                         840             141,174
Standard Chartered PLC                                 3,416              98,277
Sumitomo Mitsui Financial Group, Inc.                     34             356,798
SunTrust Banks, Inc.                                     900              73,485
U.S. Bancorp                                           3,200             107,648
UBS AG (Chicago)                                       4,656             281,017
UBS AG (New York)                                      5,700             343,254
UniCredito Italiano SpA                               19,828             171,659
Wachovia Corp.                                         2,800             151,732
Wells Fargo & Co.                                      5,000             176,200
                                                                  --------------
                                                                       7,820,163
                                                                  --------------
Financial Services - 2.3%
The Charles Schwab Corp.                               8,200             150,388
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                          225             120,510
CIT Group, Inc.                                        2,500             130,025
Countrywide Financial Corp.                            2,100              83,412
Federated Investors, Inc.-Class B                      2,200              72,996
Franklin Resources, Inc.                               4,050             432,297
Goldman Sachs Group, Inc.                              2,250             438,300
Hertz Global Holdings, Inc. (f)                        4,600              73,600
Lazard Ltd.-Class A                                      800              36,336
Legg Mason, Inc.                                       4,300             410,048
Lehman Brothers Holdings, Inc.                           275              20,259
Man Group PLC                                         16,438             153,495
MBIA, Inc.                                             1,700             118,405
Merrill Lynch & Co., Inc.                              8,450             738,784
MGIC Investment Corp.                                  1,600              92,736
Morgan Stanley                                         2,000             152,320
NYSE Group, Inc. (f)                                   2,600             260,260
ORIX Corp.                                             1,240             336,730
Waddell & Reed Financial, Inc.-Class A                 1,700              42,381
                                                                  --------------
                                                                       3,863,282
                                                                  --------------
Insurance - 2.4%
Allstate Corp.                                         1,100              69,828
American International Group, Inc.                    11,900             836,808
Aviva PLC                                             10,428             161,748
Chubb Corp.                                            2,600             134,576
Fondiaria-Sai SpA (Chicago)                              900              41,454
Friends Provident PLC                                 19,948              81,827
Genworth Financial, Inc.-Class A                       3,000              98,400
Hartford Financial Services Group, Inc.                1,700             145,792
ING Groep NV                                          11,420             488,121
MetLife, Inc.                                          2,600             152,698
Muenchener Rueckversicherungs AG                       1,100             179,336
Old Republic International Corp.                       2,500              56,375
QBE Insurance Group, Ltd.                              7,130             145,372

The St. Paul Travelers Cos. Inc.                       3,536             183,200
Swiss Reinsurance                                      1,108              94,862
Torchmark Corp.                                        1,700             107,474
UnitedHealth Group, Inc.                               1,000              49,080
WellPoint, Inc. (f)                                   11,300             855,071
                                                                  --------------
                                                                       3,882,022
                                                                  --------------
Wholesale & International Trade - 0.1%
Li & Fung Ltd.                                        34,000              98,043
Mitsui & Co. Ltd.                                     10,000             135,342
                                                                  --------------
                                                                         233,385
                                                                  --------------
                                                                      15,798,852
                                                                  --------------
Technology/Electronics - 4.2%
Data Processing - 2.4%
Agere Systems, Inc.-Class A (f)                        3,700              66,304
Akamai Technologies, Inc. (f)                          1,800              87,966
Apple Computer, Inc. (f)                              10,400             953,472
Canon, Inc.                                            2,700             142,007
CapGemini, SA                                          4,106             250,864
Ceridian Corp. (f)                                     1,800              44,118
Electronic Arts, Inc. (f)                              1,500              83,775
Electronic Data Systems Corp.                          4,800             130,272
EMC Corp. (f)                                          1,100              14,421
Google, Inc.-Class A (f)                               1,765             855,884
Hewlett-Packard Co.                                   11,900             469,574
Infosys Technologies, Ltd.                               699              34,261
International Business Machines Corp.                  1,550             142,476
Microsoft Corp.                                        9,600             281,568
Network Appliance, Inc. (f)                            5,500             215,655
Oracle Corp. (f)                                       4,600              87,538
Sanmina-SCI Corp. (f)                                 13,900              51,430
Solectron Corp. (f)                                   21,700              72,261
                                                                  --------------
                                                                       3,983,846
                                                                  --------------
Electrical & Electronics - 1.0%
ADC Telecommunications, Inc. (f)                       2,985              41,163
Arrow Electronics, Inc. (f)                            1,400              44,464
Broadcom Corp.-Class A (f)                            13,600             446,488
Cisco Systems, Inc. (f)                               17,000             456,960
Compal Electronics, Inc. (GDR)                        17,806              79,237
Foxconn Technology Co., Ltd.                           6,900              68,932
High Tech Computer Corp.                               3,800              87,830
QUALCOMM, Inc.                                         9,800             358,582
Siliconware Precision Industries Co.                  23,000              36,750
Tellabs, Inc. (f)                                      4,000              40,160
                                                                  --------------
                                                                       1,660,566
                                                                  --------------
Electronic Components & Instruments - 0.8%
Advanced Micro Devices, Inc. (f)                      12,250             264,233
AU Optronics Corp.                                    50,470              67,952
Corning, Inc. (f)                                     13,900             299,684
Flextronics International, Ltd. (f)                    3,400              38,250
Hoya Corp.                                             3,300             129,465

NVIDIA Corp. (f)                                       1,700              62,883
Samsung Electronics Co. Ltd.                             130              89,099
Sharp Corp.                                            7,000             117,349
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                          7,408              79,636
United Microelectronics Corp.                        117,186              76,975
                                                                  --------------
                                                                       1,225,526
                                                                  --------------
                                                                       6,869,938
                                                                  --------------
Capital Equipment - 2.7%
Aerospace & Defense - 0.9%
BAE Systems PLC                                       10,700              81,615
Boeing Co.                                             9,350             827,755
European Aeronautic Defence & Space
   Co., NV                                             3,030              89,506
Lockheed Martin Corp.                                  1,200             108,540
Northrop Grumman Corp.                                 2,200             147,246
Rockwell Collins, Inc.                                 2,400             144,792
Spirit Aerosystems Holdings, Inc.-Class
   A (f)                                               2,600              75,790
                                                                  --------------
                                                                       1,475,244
                                                                  --------------
Automobiles - 0.8%
Autoliv, Inc.                                          1,900             111,359
BorgWarner, Inc.                                       1,500              86,700
Continental AG                                         1,600             181,898
Denso Corp.                                            1,900              71,676
Honda Motor Co. Ltd.                                   1,800              63,387
Hyundai Mobis                                            710              65,916
Renault SA                                             1,900             228,450
Toyota Motor Corp. (ADR)                               1,000             120,050
Toyota Motor Corp.                                     5,500             330,272
                                                                  --------------
                                                                       1,259,708
                                                                  --------------
Industrial Components - 0.1%
Eaton Corp.                                            1,500             115,620
NGK Insulators Ltd.                                    7,000             103,343
                                                                  --------------
                                                                         218,963
                                                                  --------------
Machinery & Engineering - 0.2%
ABB Ltd.                                              13,043             211,822
Sumitomo Heavy Industries Ltd.                         8,000              78,700
                                                                  --------------
                                                                         290,522
                                                                  --------------
Multi-Industry - 0.7%
Crane Co.                                              1,200              45,720
Emerson Electric Co.                                   1,000              86,700
Fluor Corp.                                            1,000              87,080
General Electric Co.                                  22,000             776,160
SPX Corp.                                              1,600              97,776
Textron, Inc.                                            700              68,215
                                                                  --------------
                                                                       1,161,651
                                                                  --------------
                                                                       4,406,088
                                                                  --------------

Energy - 2.5%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.                                       700              51,401
ENSCO International, Inc.                              2,200             114,092
GlobalSantaFe Corp.                                    2,550             153,000
Halliburton Co.                                       18,300             617,442
Schlumberger, Ltd.                                     2,400             164,352
                                                                  --------------
                                                                       1,100,287
                                                                  --------------
Energy Sources - 1.9%
BG Group PLC                                           5,492              74,038
BP PLC                                                 6,100              69,188
Chevron Corp.                                          5,300             383,296
China Petroleum & Chemical Corp.-Class H             146,000             116,076
China Shenhua Energy Co. Ltd.-Class H                 27,500              52,882
ConocoPhillips                                         3,500             235,550
ENI SpA                                               10,154             333,726
Exxon Mobil Corp.                                     15,500           1,190,555
Marathon Oil Corp.                                     1,200             113,256
MOL Hungarian Oil and Gas Nyrt (GDR)                     540              60,615
Occidental Petroleum Corp.                               400              20,136
Petroleo Brasileiro SA (NY) (ADR)                      1,950             165,555
Petroleo Brasileiro SA (NY) (ADR)                        400              37,660
Repsol YPF SA                                          3,900             140,385
Total SA                                               1,700             121,161
                                                                  --------------
                                                                       3,114,079
                                                                  --------------
                                                                       4,214,366
                                                                  --------------
Consumer Cyclical - 2.5%
Appliances & Household Durables - 0.1%
Black & Decker Corp.                                   1,200             103,056
Newell Rubbermaid, Inc.                                2,300              65,527
                                                                  --------------
                                                                         168,583
                                                                  --------------
Broadcasting & Publishing - 1.0%
CBS Corp.-Class B                                      4,900             145,775
Comcast Corp.-Special-Class A (f)                     13,000             523,640
Grupo Televisa, SA (ADR)                               2,400              63,072
Idearc, Inc. (f)                                         490              13,495
Societe Television Francaise 1                         4,050             149,931
Time Warner, Inc.                                     23,100             465,234
Walt Disney Co.                                        2,400              79,320
Yahoo! Inc. (f)                                        6,750             182,183
                                                                  --------------
                                                                       1,622,650
                                                                  --------------
Leisure & Tourism - 0.6%
Hilton Hotels Corp.                                    4,100             134,603
McDonald's Corp.                                      13,100             549,807
Starwood Hotels & Resorts Worldwide, Inc.              3,500             224,595
Whitbread PLC                                          1,516              46,036
                                                                  --------------
                                                                         955,041
                                                                  --------------

Merchandising - 0.7%
Esprit Holdings Ltd.                                   8,000              82,849
The Gap, Inc.                                          1,300              24,336
Kohl's Corp. (f)                                       4,200             292,320
Limited Brands Inc.                                    3,500             110,915
Marks & Spencer Group PLC                             11,204             150,722
Office Depot, Inc. (f)                                 2,900             109,794
Saks, Inc.                                             2,900              59,508
Target Corp.                                           5,350             310,781
Wal-Mart Stores, Inc.                                  2,200             101,420
                                                                  --------------
                                                                       1,242,645
                                                                  --------------
Recreation & Other Consumer - 0.1%
Fortune Brands, Inc.                                   1,500             121,350
Mattel, Inc.                                           2,200              48,290
                                                                  --------------
                                                                         169,640
                                                                  --------------
                                                                       4,158,559
                                                                  --------------
Medical - 2.2%
Health & Personal Care - 2.2%
Alcon, Inc.                                            4,650             509,733
AmerisourceBergen Corp.-Class A                        1,500              68,985
Amgen, Inc. (f)                                        1,100              78,100
AstraZeneca PLC                                          800              46,405
Daiichi Sankyo Co. Ltd.                                  600              18,434
Eli Lilly & Co.                                        1,500              80,385
Genentech, Inc. (f)                                    5,450             445,538
Gilead Sciences, Inc. (f)                              6,650             438,368
GlaxoSmithKline PLC                                    2,100              55,820
Medco Health Solutions, Inc. (f)                       1,000              50,210
Merck & Co. Inc.                                       6,500             289,315
Merck KGaA                                               485              53,221
Nobel Biocare Holding AG                                 264              71,904
Novartis AG                                            2,797             163,483
Pfizer, Inc.                                          21,400             588,286
Roche Holding AG                                       1,570             284,243
Sanofi-Aventis                                         1,574             138,660
Teva Pharmaceutical Industries Ltd. (ADR)              7,150             229,229
                                                                  --------------
                                                                       3,610,319
                                                                  --------------
Consumer Staples - 2.1%
Beverages & Tobacco - 0.5%
Altria Group, Inc.                                     4,450             374,734
British American Tobacco PLC                           5,597             158,730
C&C Group PLC (London)                                 1,451              22,162
Cia de Bebidas das Americas (ADR)                        800              36,888
The Coca-Cola Co.                                        800              37,464
Japan Tobacco, Inc.                                       45             198,699
                                                                  --------------
                                                                         828,677
                                                                  --------------
Food & Household Products - 1.6%
Clorox Co.                                             1,700             108,800
Colgate-Palmolive Co.                                  1,800             117,090
Essilor International, SA                                670              72,063

General Mills, Inc.                                    2,100             117,495
Groupe Danone                                            484              74,619
J Sainsbury PLC                                       12,800             100,692
Kellogg Co.                                            1,700              84,626
Kimberly-Clark Corp.                                   1,600             106,352
Kroger Co.                                             5,500             118,030
L'Oreal SA                                               358              36,167
Nestle, SA                                               622             219,920
Procter & Gamble Co.                                  16,700           1,048,593
Safeway, Inc.                                          4,900             150,969
Sara Lee Corp.                                         6,800             112,744
Tesco PLC                                              7,267              55,974
WM Wrigley Jr Co.                                      2,000             104,880
                                                                  --------------
                                                                       2,629,014
                                                                  --------------
                                                                       3,457,691
                                                                  --------------
Telecommunications - 1.4%
Telecommunications - 1.4%
America Movil SA de CV Series L (ADR)                  9,700             431,359
American Tower Corp.-Class A (f)                       1,100              41,657
AT&T, Inc.                                            13,200             447,612
BellSouth Corp.                                        7,600             338,884
China Mobile Ltd.                                      2,500              21,012
China Netcom Group Corp Ltd.                          45,000              89,534
Crown Castle International Corp. (f)                   3,300             113,718
Embarq Corp.-Class W (f)                                 380              19,551
Nippon Telegraph & Telephone Corp.                        11              55,544
Sprint Corp. (f)                                       9,300             181,443
Verizon Communications, Inc.                           9,800             342,412
Vodafone Group PLC                                    69,325             183,788
                                                                  --------------
                                                                       2,266,514
                                                                  --------------
Industrial Commodities - 1.3%
Chemicals - 0.4%
Bayer AG                                               2,696             138,861
Hercules, Inc. (f)                                     2,300              42,849
Lubrizol Corp.                                         1,400              66,276
Monsanto Co.                                           5,400             259,578
PPG Industries, Inc.                                   1,300              83,590
                                                                  --------------
                                                                         591,154
                                                                  --------------
Forest & Paper - 0.1%
Smurfit-Stone Container Corp. (f)                      5,100              54,723
Svenska Cellulosa AB-Class B                           1,900              93,282
                                                                  --------------
                                                                         148,005
                                                                  --------------
Metal - Nonferrous - 0.2%
Rio Tinto PLC                                          1,415              75,886
Xstrata PLC                                            6,040             271,664
                                                                  --------------
                                                                         347,550
                                                                  --------------
Metal - Steel - 0.4%
JFE Holdings, Inc.                                     4,900             225,056
Mittal Steel Co. NV (Paris)                            2,105              86,699

POSCO                                                    500             157,214
United States Steel Corp.                              2,400             179,496
                                                                  --------------
                                                                         648,465
                                                                  --------------
Miscellaneous Materials - 0.2%
Cia Vale do Rio Doce (ADR)                             3,400              94,384
Crown Holdings, Inc. (f)                               2,400              49,440
Nitto Denko Corp.                                      2,400             115,401
Owens-Illinois, Inc. (f)                               3,100              58,590
Sonoco Products Co.                                    2,000              73,980
                                                                  --------------
                                                                         391,795
                                                                  --------------
                                                                       2,126,969
                                                                  --------------
Construction & Housing - 0.5%
Building Materials - 0.2%
Buzzi Unicem SpA                                       3,100              83,469
CRH PLC                                                3,949             149,074
                                                                  --------------
                                                                         232,543
                                                                  --------------
Construction & Housing - 0.3%
Daiwa House Industry Co. Ltd.                          6,000             104,866
George Wimpey PLC                                      5,800              63,198
Leopalace21 Corp.                                      2,400              80,347
Persimmon PLC                                          2,400              69,037
Vinci, SA                                              1,502             189,227
                                                                  --------------
                                                                         506,675
                                                                  --------------
Real Estate - 0.0%
Sino Land Co.                                         31,751              59,582
                                                                  --------------
                                                                         798,800
                                                                  --------------
Utilities - 0.5%
Utility (Electric & Gas) - 0.5%
Allegheny Energy, Inc. (f)                             1,600              70,976
Dominion Resources, Inc.                               2,075             167,535
E.ON AG                                                1,400             180,125
Entergy Corp.                                          1,800             164,376
RWE AG                                                   757              85,967
Wisconsin Energy Corp.                                 2,200             102,916
                                                                  --------------
                                                                         771,895
                                                                  --------------
Transportation - 0.3%
Transportation - Airlines - 0.1%
Deutsche Lufthansa AG                                  4,000              99,769
                                                                  --------------
Transportation - Road & Rail - 0.1%
CSX Corp.                                              4,000             143,440
Norfolk Southern Corp.                                 2,300             113,275
                                                                  --------------
                                                                         256,715
                                                                  --------------
Transportation - Shipping - 0.1%
Mitsui OSK Lines Ltd.                                 17,000             155,093
                                                                  --------------
                                                                         511,577
                                                                  --------------
Total Common Stocks
   (cost $37,545,809)                                                 48,991,568
                                                                  --------------

                                                   Principal
                                                      Amount
                                                       (000)
                                              --------------

SHORT-TERM INVESTMENTS - 1.0%
Time Deposit - 1.0%
State Street Euro Dollar
   4.60%, 12/01/06
(cost $1,649,000)                             $        1,649           1,649,000
                                                                  --------------
Total Investments - 99.1%
   (cost $151,497,237)                                               162,902,030
Other assets less liabilities - 0.9%                                   1,428,218
                                                                  --------------
Net Assets - 100.0%                                               $  164,330,248
                                                                  --------------

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                                -----------------------------
                    Notional                      Payments        Payments        Unrealized
Swap                 Amount      Termination       made by       received by     Appreciation/
Counterparty         (000)           Date       the Portfolio   the Portfolio   (Depreciation)
----------------------------------------------------------------------------------------------
Citigroup           $ 1,000        6/22/07            BMA           2.962%        $ (4,272)
Citigroup             1,000        11/10/26         3.388%            BMA          (12,811)
Goldman
  Sachs                 500        1/05/07            BMA           3.405%            (243)
JP Morgan             1,000        4/05/07            BMA           2.988%          (2,815)
JP Morgan               600        10/01/07           BMA           3.635%             802
JP Morgan             2,800        11/10/11           BMA           3.482%          16,468
Merrill Lynch           600        7/12/08            BMA           3.815%           4,283

FINANCIAL FUTURES CONTRACTS

                                                                  Value at        Unrealized
                        Number of    Expiration     Original     November 30,    Appreciation/
Type                    Contracts      Month         Value          2006        (Depreciation)
-------------------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                            December
  50                       2            2006         $107,458      $105,789         $(1,669)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)   Variable rate coupon, rate shown as of November 30, 2006.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the market value of this security amounted to $298,290 or 0.2% of net assets.

(d) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(e)   When-Issued security.

(f)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

      An amount equivalent to U.S. $7,946 has been segregated to collateralize margin requirements for the futures at November 30, 2006.

Glossary:

ACA        -      American Capital Access Financial Guaranty
           -      Corporation
ADR        -      American Depositary Receipt
AMBAC      -      American Bond Assurance Corporation
AMT        -      Alternative Minimum Tax (subject to)
BAN        -      Bond Anticipation Note
BMA        -      Bond Market Association
CDA        -      Community Development Administration
FGIC       -      Financial Guaranty Insurance Company
FSA        -      Financial Security Assurance Inc.
GDR        -      Global Depositary Reciept
GO         -      General Obligation
IBC        -      International Bancshares Corporation
IDA        -      Industrial Development Authority/Agency
MBIA       -      Municipal Bond Investors Assurance
PCR        -      Pollution Control Revenue
PSF-GTD    -      (Texas) Permanent Schools Fund
Q-SBLF     -      Qualified School Bond Loan Fund
RADIAN     -      Radian Group, Inc.
SCSDE      -      South Carolina State Department of Education
XLCA       -      XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.    DESCRIPTION OF EXHIBIT
         -----------    ----------------------

         11(a)(1)       Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2)       Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007


By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: January 22, 2007


                                       4